PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－6 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000
At cost:
Computer	94	78
Motor vehicles	740	716
Tools, plant and equipment	676	649
Office equipment	17	17
Furniture and fixtures	146	145
Leasehold property	357	346
Renovation	45	44
Right-of-use assets	1,241	1,201

	3,316	3,196
Less: accumulated depreciation	(1,735)	(1,579)

Property and equipment, net	1,581	1,617

Right-use-of assets related to operating lease assets.

Depreciation expense for the six months ended August 31, 2025 and 2024 were approximately $0.1 million and approximately $0.1 million, respectively.

NOTE－6 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000
At cost:
Computer	78	64
Motor vehicles	716	703
Tools, plant and equipment	649	618
Office equipment	17	13
Furniture and fixtures	145	44
Leasehold property	346	343
Renovation	44	-
Right-of-use assets	1,201	478

	3,196	2,263
Less: accumulated depreciation	(1,579)	(1,072)

Property and equipment, net	1,617	1,191

Right-use-of assets related to operating lease assets.

Depreciation expense for the financial years ended February 28, 2025 and February 29, 2024 were approximately $0.5 million and approximately $0.5 million, respectively.